Related Party Transactions (Details Textual) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended
	Mar. 19, 2014 Promissory_Note	Dec. 31, 2013 Promissory_Note	Dec. 31, 2012	Jun. 05, 2012
Related Party Transaction [Line Items]
Number of promissory notes	2	2
Line Of Credit Promissory Note
Related Party Transaction [Line Items]
Interest paid			$ 15,123
Morry Rubin | Line Of Credit Promissory Note
Related Party Transaction [Line Items]
Promissory notes, face amount	500,000			200,000
Morry Rubin | Line Of Credit Promissory Note | Subsequent Event [Member]
Related Party Transaction [Line Items]
Promissory notes, face amount	500,000
Major Shareholder | Line Of Credit Promissory Note
Related Party Transaction [Line Items]
Promissory notes, face amount	500,000			200,000
Major Shareholder | Line Of Credit Promissory Note | Subsequent Event [Member]
Related Party Transaction [Line Items]
Promissory notes, face amount	500,000
Morry Rubin and Major Shareholders | Line Of Credit Promissory Note
Related Party Transaction [Line Items]
Promissory notes, face amount	1,000,000			400,000
Term of promissory note				90 days
Interest rate of promissory note	10.00%			15.00%
Rediscount credit facility with a commercial bank				10,000,000
Morry Rubin and Major Shareholders | Line Of Credit Promissory Note | Subsequent Event [Member]
Related Party Transaction [Line Items]
Promissory notes, face amount	1,000,000
Interest rate of promissory note	10.00%